Property, plant and equipment	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note  13.            Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at June 30,	As at December 31,
USD'000	2023 (unaudited)	2022
Machinery & equipment	11,961	10,410
Office equipment and furniture	2,320	2,320
Computer equipment and licences	681	558
Total property, plant and equipment gross	14,962	13,288

Accumulated depreciation for:
Machinery & equipment	(10,075)	(9,985)
Office equipment and furniture	(2,189)	(2,028)
Computer equipment and licences	(517)	(493)
Total accumulated depreciation	(12,781)	(12,506)
Total property, plant and equipment, net	2,181	782
Depreciation charge for the 6 months to June 30,	273	198

In the six months ended June 30, 2023 and in 2022, SEALSQ Corp. did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on Property, plant and equipment in the six months ended June 30, 2023 and in the year ended December 31, 2022.

The useful economic life of property plant and equipment is as follow:

•	Office equipment and furniture:	2 to 5 years

•	Production masks	5 years

•	Production tools	3 years

•	Licenses	3 years

•	Software	1 year